Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net (loss) income		$ (198,836)	$ 40,656	$ (120,858)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
- Deferred income taxes		(89,911)	(56,406)	(17,409)
- Inventory provision		30,595	37,112	49,792
- Provision for credit losses		4,144	12,306	2,638
- Loss on disposal and impairment of property, plant and equipment		137,235	30,279	108,722
- Loss on impairment of goodwill		15,686	0	0
- Loss on impairment of intangible assets		49,922	0	0
- Depreciation of property, plant and equipment		97,446	110,227	157,446
- Amortization of prepaid land use rights		2,261	2,257	2,288
- Amortization of intangible assets		1,331	1,052	998
- Non-cash operating lease expense		2,626	5,252	8,169
- Accretion of discounts on investments		(3,935)	(14,070)	(10,126)
- Share of losses from equity method investments, net of dividends received		6,716	2,700	11,461
- Investment and interest income		(190,814)	(104,797)	(292,379)
Changes in operating assets and liabilities:
- Accounts receivable		24,267	87,733	41,405
- Inventories		(23,019)	(665)	(14,862)
- Income tax receivable and payable		(177,168)	11,354	113,063
- Prepaid expenses and other current assets		2,100	7,961	13,884
- Deferred revenue		(1,463)	(14,443)	2,233
- Accounts payable and accrued liabilities and other current liabilities		(195,397)	(210,888)	95,887
- Deferred government grants		2,774	(144)	(11,271)
- Other non-current assets and liabilities		(8,744)	(4,367)	(2,436)
Net cash (used in) provided by operating activities		(512,184)	(56,891)	138,645
Investing activities
Purchase of investments		(6,218,953)	(4,865,159)	(4,918,373)
Proceeds from maturity and sales of investments		10,673,092	5,594,972	2,513,972
- Proceeds from disposal of equipment		409	160	53
- Proceeds from dissolution of subsidiary		181	0	0
- Loan to service vendors		0	0	(4,731)
- Repayments received on loans made to service vendors		0	4,655	0
- Loan to related parties		0	(33,754)	0
- Purchase of property, plant and equipment		(48,917)	(95,960)	(156,165)
- Prepaid land use rights		(235)	0	0
- Acquisition of intangible assets		(203)	(1,627)	(40)
- Purchase of equity method investments		(4,755)	(46,733)	(133,767)
Distributions of equity method investees		1,699	0	0
- Acquisition of business, net of cash acquired		(14,148)	(100,195)	0
Net cash provided by (used in) investing activities		4,388,170	456,359	(2,699,051)
Financing activities
- Proceeds from bank loans		318,401	204,775	243,395
- Repayments of bank loans		(218,763)	(81,728)	(308)
- Proceeds from exercised stock options		0	0	676
- Cash paid for dividends		(3,534,344)	(946,997)	(328,080)
- Repayments of loan from a non-controlling shareholder		0	0	(4,237)
Net cash used in financing activities		(3,434,706)	(823,950)	(88,554)
Effect of exchange rate changes on cash and cash equivalents and restricted cash		112,932	(102,423)	(108,846)
Increase (decrease) in cash and cash equivalents and restricted cash		554,212	(526,905)	(2,757,806)
Cash and cash equivalents and restricted cash, beginning of year		602,217	1,129,122	3,886,928
Cash and cash equivalents and restricted cash, end of year		1,156,429	602,217	1,129,122
Supplemental disclosures of non-cash investing activities:
Increase in payables for acquisition of a subsidiary		0	14,040	0
Increase in payables for acquisition of equity method investments		455	2,563	0
Acquisition of fixed assets included in accounts payable and accrued liabilities		6,149	0	0
Supplemental disclosures of cash flow information:
Cash paid for interest		9,686	5,801	4,590
Cash paid (received) for income taxes	[1]	$ 186,482	$ 47,074	$ (58,539)

[1]	For the year ended December 31, 2025, income taxes paid amounted to $183,479 in Chinese Mainland, and $3,003 in jurisdictions outside Chinese Mainland.